Condensed Statements of Consolidated Cash Flows (anaudited) Condensed Statements of Consolidated Cash Flows (unaudited) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017		Sep. 30, 2016
Cash Flows From (Used In) Operating Activities
Net earnings	[1]	$ 314	[2]	$ 242
Adjustments to Reconcile Net Earnings to Net Cash From Operating Activities [Abstract]
Depreciation and amortization expenses	[2]	200		139
(Gain) loss on asset disposals and impairments	[2]	(25)		3
Other operating activities	[2]	25		24
Changes in current assets and liabilities	[2]	46		11
Changes in noncurrent assets and liabilities	[2]	(11)		(5)
Net cash from operating activities	[2]	549		414
Cash Flows From (Used In) Investing Activities
Capital expenditures	[2]	(146)		(200)
Increase in Restricted Cash		(14)	[2]	0
Decrease in Restricted Cash		14	[2]	0
Acquisitions	[2]	(651)		(30)
Proceeds from sale of assets	[2]	46		(4)
Net cash used in investing activities	[2]	(751)		(234)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Borrowings under revolving credit agreements	[2]	319		761
Repayments under revolving credit agreements	[2]	(614)		(666)
Proceeds from debt offering	[2]	0		701
Repayments of term loan facility	[2]	0		(250)
Proceeds from issuance of common units, net of issuance costs	[2]	284		364
Proceeds from issuance of general partner units, net of issuance costs	[2]	6		0
Quarterly distributions to common unitholders	[2]	(329)		(234)
Quarterly distributions to general partner	[2]	(131)		(95)
Distributions in connection with acquisitions	[2]	(5)		(400)
Financing costs	[2]	0		(18)
Sponsor contributions of equity to the Predecessors	[2]	0		113
Capital contributions by affiliate	[2]	24		21
Other financing activities	[2]	(2)		4
Net cash from (used in) financing activities	[2]	(448)		301
Increase (Decrease) in Cash and Cash Equivalents	[2]	(650)		481
Cash and Cash Equivalents, Beginning of Period	[2]	688		16
Cash and Cash Equivalents, End of Period	[2]	$ 38	[3]	$ 497

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.